Note 19 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized gains/(losses) on
available-for-sale
(Dollars in thousands)	securities (a)

Balance as of December 31, 2019	$1,842
Other comprehensive income	2,442
Balance at December 31, 2020	$4,284

Balance as of December 31, 2020	$4,284
Other comprehensive income (loss)	(822)
Balance at December 31, 2021	$3,462